UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 2000


Check here if Amendment [_]; Amendment Number: ___________
     This Amendment (Check only one.):  [_]   is a restatement.
                                        [_]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Eminence Capital, LLC
Address:      200 Park Avenue, Suite 3300
              New York, New York  10166


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ricky C. Sandler
Title:   Managing Member
Phone:   (212) 808-3590

Signature, Place, and Date of Signing:

/s/ Ricky C. Sandler                 New York, New York        November 15, 2000
------------------------------       ------------------        -----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                  ------------

Form 13F Information Table Entry Total:                     57
                                                  ------------

Form 13F Information Table Value Total:           $339,259.439
                                                  ------------
                                                   (thousands)


List of Other Included Managers:

None

------------------------------------------------------------------------------------------------------------------------------------
                         Form 13F INFORMATION TABLE - Eminence Capital LLC (quarter ended 9/30/2000)
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4              COLUMN 5     COLUMN 6 COLUMN 7       COLUMN 8
                                                                                             INVEST-
                                                                        SHRS OR              MENT                VOTING AUTHORITY
                                TITLE OF                  VALUE         PRN     SH/    PUT/  DIS-     OTHER
NAME OF ISSUER                  CLASS         CUSIP       (X1000)       AMOUNT  PRN    CALL  CRETION  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Act Mfg Inc                     Common        000973107    1,318.750     25,000 Shares       Sole                 25000
------------------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp           Common        036115103    3,843.750    100,000 Shares       Sole                100000
------------------------------------------------------------------------------------------------------------------------------------
Astropower Inc                  Common        04644A101    1,188.750     30,000 Shares       Sole                 30000
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications    Common        184502102    6,780.000    120,000 Shares       Sole                120000
------------------------------------------------------------------------------------------------------------------------------------
Claires Stores Inc              Common        179584107    2,160.000    120,000 Shares       Sole                120000
------------------------------------------------------------------------------------------------------------------------------------
Cost Plus Inc Calif             Common        221485105      753.125     25,000 Shares       Sole                 25000
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc                  Common        23331A109    3,016.200    175,488 Shares       Sole                175488
------------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores Inc          Common        256747106    1,014.063     25,000 Shares       Sole                 25000
------------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp Del       Common        26483B106    9,470.313    275,000 Shares       Sole                275000
------------------------------------------------------------------------------------------------------------------------------------
Duane Reade Inc                 Common        263578106    1,212.500     50,000 Shares       Sole                 50000
------------------------------------------------------------------------------------------------------------------------------------
Daisytek Intl Corp              Common        234053106    5,302.500    840,000 Shares       Sole                840000
------------------------------------------------------------------------------------------------------------------------------------
Energizer Hldgs Inc             Common        29266R108   11,319.000    462,000 Shares       Sole                462000
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp                 Common        319963104    8,789.063    225,000 Shares       Sole                225000
------------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises Inc          Com New       317884203    5,950.000    425,000 Shares       Sole                425000
------------------------------------------------------------------------------------------------------------------------------------
Fortune Brands Inc              Common        349631101    6,757.500    255,000 Shares       Sole                255000
------------------------------------------------------------------------------------------------------------------------------------
Globalstar Telecommunications
  Ltd                           Common        G3930H104    1,809.525    209,800 Shares       Sole                209800
------------------------------------------------------------------------------------------------------------------------------------
Harrahs Entmt Inc               Common        413619107    9,080.500    330,200 Shares       Sole                330200
------------------------------------------------------------------------------------------------------------------------------------
Household Intl Inc              Common        441815107    5,379.375     95,000 Shares       Sole                 95000
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels&Resorts Wrldwd  Paired CTF    85590A203   14,843.750    475,000 Shares       Sole                475000
------------------------------------------------------------------------------------------------------------------------------------
Insignia Finl Group Inc New     Common        45767A105   12,342.025  1,204,100 Shares       Sole               1204100
------------------------------------------------------------------------------------------------------------------------------------
Imax Corp                       Common        45245E109    2,472.875    146,000 Shares       Sole                146000
------------------------------------------------------------------------------------------------------------------------------------
Inamed Corp                     Common        453235103    2,278.125     81,000 Shares       Sole                 81000
------------------------------------------------------------------------------------------------------------------------------------
Iron Mtn Inc Pa                 Common        462846106   22,200.000    600,000 Shares       Sole                600000
------------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp       Common        486168107    2,451.313     91,000 Shares       Sole                 91000
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp                     Common        526057104    6,234.375    210,000 Shares       Sole                210000
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                       Com Lib GrpA  001957208    1,625.625     90,000 Shares       Sole                 90000
------------------------------------------------------------------------------------------------------------------------------------
LNR Ppty Corp                   Common        501940100   18,419.063    832,500 Shares       Sole                832500
------------------------------------------------------------------------------------------------------------------------------------
Mattel Inc                      Common        577081102    2,796.875    250,000 Shares       Sole                250000
------------------------------------------------------------------------------------------------------------------------------------
Methode Electrs Inc             Common        591520200    1,063.057     23,990 Shares       Sole                 23990
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                    Common        681904108   19,277.438  1,195,500 Shares       Sole               1195500
------------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc                Common        676220106    5,078.125    650,000 Shares       Sole                650000
------------------------------------------------------------------------------------------------------------------------------------
Palm Inc                        Common        696642107    7,742.745    146,262 Shares       Sole                146262
------------------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp          Common        741917108    2,176.875    215,000 Shares       Sole                215000
------------------------------------------------------------------------------------------------------------------------------------
PF Changs China Bistro Inc      Common        69333Y108      864.063     25,000 Shares       Sole                 25000
------------------------------------------------------------------------------------------------------------------------------------
PFSWeb Inc                      Common        717098107    1,587.106    769,506 Shares       Sole                769506
------------------------------------------------------------------------------------------------------------------------------------
Pre Paid Legal Svcs Inc         Common        740065107    1,130.938     35,000 Shares       Sole                 35000
------------------------------------------------------------------------------------------------------------------------------------
Payless Shoesource Inc          Common        704379106    7,000.000    125,000 Shares       Sole                125000
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp          CL A          731572103    6,458.063    400,500 Shares       Sole                400500
------------------------------------------------------------------------------------------------------------------------------------
Resmed Inc                      Common        761152107      468.750     15,000 Shares       Sole                 15000
------------------------------------------------------------------------------------------------------------------------------------
Ross Stores Inc                 Common        778296103    6,396.875    445,000 Shares       Sole                445000
------------------------------------------------------------------------------------------------------------------------------------
Rayovac Corp                    Common        755081106      513.750     30,000 Shares       Sole                 30000
------------------------------------------------------------------------------------------------------------------------------------
IMS Health Inc                  Common        449934108   14,525.000    700,000 Shares       Sole                700000
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc          Common        78387G103   16,250.000    325,000 Shares       Sole                325000
------------------------------------------------------------------------------------------------------------------------------------
Spherion Corp                   Common        848420105    2,566.563    215,000 Shares       Sole                215000
------------------------------------------------------------------------------------------------------------------------------------
Scripps EW Co Ohio              Common        811054204  177,606.000    328,900 Shares       Sole                328900
------------------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd             Common        P8744Y102    7,775.313    347,500 Shares       Sole                347500
------------------------------------------------------------------------------------------------------------------------------------
Medallion Finl Corp             Common        583928106      840.625     50,000 Shares       Sole                 50000
------------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Sys Inc        Common        879433100   13,173.300    119,000 Shares       Sole                119000
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers Inc               Common        889478103    3,850.000    112,000 Shares       Sole                112000
------------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software   Common        874054109    2,512.500    200,000 Shares       Sole                200000
------------------------------------------------------------------------------------------------------------------------------------
Tweeter Home Entmt Group Inc    Common        901167106      907.813     25,000 Shares       Sole                 25000
------------------------------------------------------------------------------------------------------------------------------------
URS Corp New                    Common        903236107    1,662.875    125,500 Shares       Sole                125500
------------------------------------------------------------------------------------------------------------------------------------
United States Cellular Corp     Common        911684108    8,855.000    126,500 Shares       Sole                126500
------------------------------------------------------------------------------------------------------------------------------------
United Stationers Inc           Common        913004107    5,375.000    200,000 Shares       Sole                200000
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications          Common        9234V104     7,750.000    160,000 Shares       Sole                160000
------------------------------------------------------------------------------------------------------------------------------------
Tetra Tech Inc New              Common        88162G103    4,284.375    150,000 Shares       Sole                150000
------------------------------------------------------------------------------------------------------------------------------------
Yankee Candle Inc               Common        984757104      603.750     30,000 Shares       Sole                 30000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------